Indebtedness, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of Indebtedness
Indebtedness consisted of the following (in thousands):

Indebtedness	Collateral	Maturity	Interest Rate	March 31, 2020	December 31, 2019
Mortgage loan(2)	19 hotels	April 2020	LIBOR(1) + 3.20%	$907,030	$907,030
Mortgage loan(3)	1 hotel	June 2020	LIBOR(1) + 5.10%	—	43,750
Mortgage loan(4)	7 hotels	June 2020	LIBOR(1) + 3.65%	180,720	180,720
Mortgage loan(4)	7 hotels	June 2020	LIBOR(1) + 3.39%	174,400	174,400
Mortgage loan(4)	5 hotels	June 2020	LIBOR(1) + 3.73%	221,040	221,040
Mortgage loan(4)	5 hotels	June 2020	LIBOR(1) + 4.02%	262,640	262,640
Mortgage loan(4)	5 hotels	June 2020	LIBOR(1) + 2.73%	160,000	160,000
Mortgage loan(4)	5 hotels	June 2020	LIBOR(1) + 3.68%	215,120	215,120
Mortgage loan(5)	1 hotel	July 2020	LIBOR(1) + 4.40%	35,200	35,200
Mortgage loan(5)	8 hotels	July 2020	LIBOR(1) + 4.33%	144,000	144,000
Mortgage loan	1 hotel	November 2020	6.26%	91,046	91,542
Mortgage loan(6)	1 hotel	November 2020	LIBOR(1) + 2.55%	25,000	25,000
Mortgage loan(7)	17 hotels	November 2020	LIBOR(1) + 3.00%	419,000	419,000
Mortgage loan(8)	8 hotels	February 2021	LIBOR(1) + 2.92%	395,000	395,000
Mortgage loan(4)	2 hotels	March 2021	LIBOR(1) + 2.75%	240,000	240,000
Mortgage loan(9)	1 hotel	February 2022	LIBOR(1) + 3.90%	145,000	145,000
Mortgage loan	1 hotel	November 2022	LIBOR(1) + 2.00%	97,000	97,000
Mortgage loan(9)	1 hotel	December 2022	LIBOR(1) + 2.25%	16,100	16,100
Mortgage loan(3)	1 hotel	January 2023	LIBOR(1) + 3.40%	37,000	—
Mortgage loan	1 hotel	May 2023	5.46%	51,582	51,843
Mortgage loan	1 hotel	June 2023	LIBOR(1) + 2.45%	73,450	73,450
Mortgage loan	1 hotel	January 2024	5.49%	6,727	6,759
Mortgage loan	1 hotel	January 2024	5.49%	9,818	9,865
Mortgage loan	1 hotel	May 2024	4.99%	6,260	6,292
Mortgage loan	1 hotel	June 2024	LIBOR(1) + 2.00%	8,881	8,881
Mortgage loan	3 hotels	August 2024	5.20%	64,022	64,207
Mortgage loan	2 hotels	August 2024	4.85%	11,809	11,845
Mortgage loan	3 hotels	August 2024	4.90%	23,611	23,683
Mortgage loan	2 hotels	February 2025	4.45%	19,369	19,438
Mortgage loan	3 hotels	February 2025	4.45%	50,098	50,279
Mortgage loan	1 hotel	March 2025	4.66%	24,794	24,919
				4,115,717	4,124,003
Premiums, net				598	655
Deferred loan costs, net				(12,657)	(18,140)
Indebtedness, net				$4,103,658	$4,106,518
_____________________________

(1)	LIBOR rates were 0.993% and 1.763% at March 31, 2020 and December 31, 2019, respectively.

(2)	This mortgage loan has five one-year extension options, subject to satisfaction of certain conditions.

(3)
On January 9, 2020, we refinanced this mortgage loan totaling $43.8 million with a new $37.0 million mortgage loan with a three-year initial term and two one-year extension options, subject to satisfaction of certain conditions. The new mortgage loan is interest only and bears interest at a rate of LIBOR + 3.40%.

(4)	This mortgage loan has five one-year extension options, subject to satisfaction of certain conditions.

(5)	This mortgage loan has three one-year extension options, subject to satisfaction of certain conditions. The third one-year extension period began in July 2019.

(6)	This mortgage loan has three one-year extension options, subject to satisfaction of certain conditions.

(7)	This mortgage loan has five one-year extension options, subject to satisfaction of certain conditions. The first one-year extension period began in November 2019.

(8)	This mortgage loan has five one-year extension options, subject to satisfaction of certain conditions. The first one-year extension period began February 2020.

(9)	This mortgage loan has two one-year extension options, subject to satisfaction of certain conditions.

Indebtedness and the carrying values of related collateral were as follows at December 31, 2019 and 2018 (in thousands):

				December 31, 2019		December 31, 2018
Indebtedness	Collateral	Maturity	Interest Rate	Debt Balance	Book Value of Collateral	Debt Balance	Book Value of Collateral
Mortgage loan (2)	1 hotel	July 2019	4.00%	$—	$—	$5,232	$7,752
Mortgage loan	1 hotel	August 2019	LIBOR (1) + 4.95%	—	—	7,778	9,446
Mortgage loan (3)	8 hotels	February 2020	LIBOR (1) + 2.92%	395,000	331,686	395,000	344,744
Mortgage loan (4) (5) (6)	19 hotels	April 2020	LIBOR (1) + 3.20%	907,030	1,077,936	962,575	1,168,504
Mortgage loan (7)	1 hotel	May 2020	LIBOR (1) + 2.90%	—	—	16,100	29,966
Mortgage loan (8)	1 hotel	June 2020	LIBOR (1) + 5.10%	43,750	60,191	43,750	62,995
Mortgage loan (4)	7 hotels	June 2020	LIBOR (1) + 3.65%	180,720	131,102	180,720	136,325
Mortgage loan (4)	7 hotels	June 2020	LIBOR (1) + 3.39%	174,400	131,420	174,400	137,611
Mortgage loan (4)	5 hotels	June 2020	LIBOR (1) + 3.73%	221,040	175,875	221,040	176,279
Mortgage loan (4)	5 hotels	June 2020	LIBOR (1) + 4.02%	262,640	105,702	262,640	116,304
Mortgage loan (4)	5 hotels	June 2020	LIBOR (1) + 2.73%	160,000	185,854	160,000	189,026
Mortgage loan (4)	5 hotels	June 2020	LIBOR (1) + 3.68%	215,120	198,059	215,120	193,120
Mortgage loan (9)	1 hotel	July 2020	LIBOR (1) + 4.40%	35,200	38,383	35,200	36,177
Mortgage loan (10)	8 hotels	July 2020	LIBOR (1) + 4.33%	144,000	168,054	144,000	173,678
Mortgage loan	1 hotel	November 2020	6.26%	91,542	112,767	93,433	121,162
Mortgage loan (11)	1 hotel	November 2020	LIBOR (1) + 2.55%	25,000	49,748	25,000	49,912
Mortgage loan (12) (13)	17 hotels	November 2020	LIBOR (1) + 3.00%	419,000	263,998	427,000	282,462
Mortgage loan (14)	2 hotels	March 2021	LIBOR (1) + 2.75%	240,000	235,705	—	—
Mortgage loan (15)	1 hotel	February 2022	LIBOR (1) + 3.90%	145,000	189,982	—	—
Mortgage loan (14)	2 hotels	June 2022	LIBOR (1) + 3.00%	—	—	178,099	245,984
Mortgage loan	1 hotel	November 2022	LIBOR (1) + 2.00%	97,000	186,400	97,000	194,886
Mortgage loan (7)	1 hotel	December 2022	LIBOR (1) + 2.25%	16,100	27,498	—	—
Mortgage loan	1 hotel	May 2023	5.46%	51,843	83,824	52,843	79,124
Mortgage loan	1 hotel	June 2023	LIBOR (1) + 2.45%	73,450	107,212	73,450	110,592
Mortgage loan	1 hotel	January 2024	5.49%	6,759	8,112	6,883	8,694
Mortgage loan	1 hotel	January 2024	5.49%	9,865	19,166	10,045	20,516
Mortgage loan	1 hotel	May 2024	4.99%	6,292	6,896	6,414	7,153
Mortgage loan (2)	1 hotel	June 2024	LIBOR (1) + 2.00%	8,881	7,416	—	—
Mortgage loan	3 hotels	August 2024	5.20%	64,207	48,560	65,242	50,768
Mortgage loan	2 hotels	August 2024	4.85%	11,845	11,727	12,048	10,909
Mortgage loan	3 hotels	August 2024	4.90%	23,683	17,348	24,086	16,211
Mortgage loan	2 hotels	February 2025	4.45%	19,438	10,314	19,835	10,423
Mortgage loan	3 hotels	February 2025	4.45%	50,279	70,318	51,304	73,645
Mortgage loan	1 hotel	March 2025	4.66%	24,919	43,577	—	—
				$4,124,003	$4,104,830	$3,966,237	$4,064,368
Premiums, net				655		1,293
Deferred loan costs, net				(18,140)		(40,264)
Indebtedness, net				$4,106,518		$3,927,266

____________________________________

(1)	LIBOR rates were 1.763% and 2.503% at December 31, 2019 and December 31, 2018, respectively.

(2)
On June 7, 2019, we amended this mortgage loan totaling $5.2 million. The amended mortgage loan totaling $8.9 million has a five year term, is interest only and bears interest at a rate of LIBOR + 2.00%.

(3)	This mortgage loan has five one-year extension options, subject to satisfaction of certain conditions. The first one-year extension period began in February 2020.

(4)	This mortgage loan has five one-year extension options, subject to satisfaction of certain conditions.

(5)	This mortgage loan had a $26.8 million pay down of principal related to the sale of the Marriott San Antonio on August 2, 2019. See note 5.

(6)	This mortgage loan had a $28.8 million pay down of principal related to the sale of the Courtyard Savannah on August 14, 2019. See note 5.

(7)
On December 27, 2019, we amended this mortgage loan totaling $16.0 million. The amended mortgage totaling $16.1 million has a three-year initial term and two one-year extension options, subject to satisfaction of certain conditions. The amended mortgage loan is interest only and bears interest at a rate of LIBOR + 2.25%.

(8)	This mortgage loan has three one-year extension options, subject to satisfaction of certain conditions. The third one-year extension period began in June 2019.

(9)
This mortgage loan has three one-year extension options, subject to satisfaction of certain conditions. The third one-year extension period, which began in July 2019, resulted in a change in the interest rate in accordance with the original loan terms. The interest rate at December 31, 2018 was LIBOR + 4.15%.

(10)
This mortgage loan has three one-year extension options, subject to satisfaction of certain conditions. The third one-year extension period, which began in July 2019, resulted in a change in the interest rate in accordance with the original loan terms. The interest rate at December 31, 2018 was LIBOR + 4.09%.

(11)	This mortgage loan has three one-year extension options, subject to satisfaction of certain conditions.

(12)	This mortgage loan has five one-year extension options, subject to satisfaction of certain conditions. The first one-year extension period began in November 2019.

(13)	This mortgage loan had an $8.0 million pay down of principal related to the sale of the parking lot adjacent to the Hilton St. Petersburg Bayfront on October 10, 2019. See note 5.

(14)
On March 5, 2019, we refinanced this mortgage loan totaling $178.1 million with a new $240.0 million mortgage loan with a two-year initial term and five one-year extension options, subject to the satisfaction of certain conditions. The new mortgage loan is interest only and bears interest at a rate of LIBOR + 2.75%.

(15)
This mortgage loan has two one-year extension options, subject to satisfaction of certain conditions.
The original principal amounts of each mortgage loan and the hotel properties securing each mortgage loan are set forth in the following table:

Mortgage Loan	Principal Amount (in thousands)	Interest Rate	Secured Hotel Properties
A	$180,720	LIBOR + 3.65%	Courtyard Columbus Tipton Lakes
			Courtyard Scottsdale Old Town
			Residence Inn Phoenix Airport
			SpringHill Suites Manhattan Beach
			SpringHill Suites Plymouth Meeting
			Residence Inn Las Vegas Hughes Center
			Residence Inn Newark
B	$174,400	LIBOR + 3.39%	Courtyard Newark
			SpringHill Suites BWI
			Courtyard Oakland Airport
			Courtyard Plano Legacy
			Residence Inn Plano
			TownePlace Suites Manhattan Beach
			Courtyard Basking Ridge
C	$221,040	LIBOR + 3.73%	Sheraton San Diego Mission Valley
			Sheraton Bucks County
			Hilton Ft. Worth
			Hyatt Regency Coral Gables
			Hilton Minneapolis
D	$262,640	LIBOR + 4.02%	Hilton Santa Fe
			Embassy Suites Dulles
			Marriott Beverly Hills
			One Ocean
			Marriott Suites Dallas Market Center
E (1)	$216,320	LIBOR + 4.36%	Marriott Memphis East
			Embassy Suites Philadelphia Airport
			Sheraton Anchorage
			Lakeway Resort & Spa
			Marriott Fremont
F	$215,120	LIBOR + 3.68%	W Atlanta Downtown
			Embassy Suites Flagstaff
			Embassy Suites Walnut Creek
			Marriott Bridgewater
			Marriott Durham Research Triangle Park
_____________________________
(1)
On July 3, 2018, we purchased $56.3 million of mezzanine debt related to the Pool E loan that was issued in conjunction with the June 13, 2018 refinancing. The net interest rate after the purchase of the Pool E loan is LIBOR + 2.73%.

Interest Income and Interest Expense Disclosure
During the three months ended March 31, 2020 and 2019, we recognized net premium amortization as presented in the table below (in thousands):

	Three Months Ended March 31,
Line Item	2020	2019
Interest expense and amortization of premium and loan costs	$56	$65

During the years ended December 31, 2019, 2018, and 2017 we recognized premium amortization as presented in the table below (in thousands):

	Year Ended December 31,
Line Item	2019	2018	2017
Interest expense and amortization of premium and loan costs	$232	$277	$1,953

Summary of Maturities of Indebtedness of Continuing Operations
Maturities and scheduled amortizations of indebtedness as of December 31, 2019 for each of the five following years and thereafter are as follows (in thousands):

2020	$3,279,403
2021	5,485
2022	503,868
2023	126,875
2024	124,705
Thereafter	83,667
Total	$4,124,003